Employee benefits government plan	12 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Employee benefits government plan

17. Employee benefits government plan

The Company made contribution to the United Kingdom and Hong Kong mandatory pension scheme (the “Schemes”) for all qualifying employees in the United Kingdom and Hong Kong, in accordance with the requirements of relevant regulation. The assets of the Schemes are held separately from those of the Company in funds under the control of the trustee.